Business Acquisition	12 Months Ended
Dec. 31, 2019
Business Acquisition
Business Acquisition

5.    Business Acquisition

In 2018, the Company acquired 51% equity interest of Beijing Xuri Travel (“Xuri”) and 100% equity interest of Beijing Guanda Travel (“Guanda”). Both entities are engaged in inbound and outbound tourism business. The total considerations for these two acquisitions amounted to RMB3,400, which was paid in cash during 2018.

In October 2018, The Company entered into a share purchase agreement to acquire 51% equity interest of Wang Pok Timepieces Limited (“Wang Pok”). The total consideration is HKD25,500 (equivalent to RMB22,636). Wang Pok engages in trading of watches and accessories. The consideration will be payable by the instalments as: (i) first payment totaling HKD2,550 (equivalent to RMB2,264) upon the closing of acquisition; (ii) 3-year instalments up to HKD22,950 (equivalent to RMB20,372), which are subject to achievement of future financial performance targets of the Wang Pok indicated in the share purchase agreement. As of acquisition date, the total fair value of the considerations for this acquisition amounted to RMB18,238, of which RMB2,264 was paid in 2018. The Company paid RMB1,344 acquisition cost in 2019. As of December 31, 2018 and 2019, contingent consideration with a fair value amounting to RMB15,869 and RMB17,007 , respectively, were recorded , which included RMB3,654 and RMB10,253 in accrued expenses and other current liabilities, and  RMB12,215 and RMB6,754 in long-term liabilities in the consolidated balance sheets, respectively.

In March 2019, the Company acquired 51% equity interest of E-GO FASHION (Hong Kong) (“E-GO”), which was engaged in luxury wholesales and supply chain. The total maximum consideration is HKD18,889 (equivalent to RMB16,099). The consideration will be payable by the instalments as: (i) first payment totaling HKD2,365 (equivalent to RMB2,016) upon the closing of acquisition; (ii) 3-year instalments up to HKD16,524 (equivalent to RMB14,083), which are subject to achievement of future financial performance targets of E-GO indicated in the share purchase agreement. As of acquisition date, the total fair value of the considerations for this acquisition amounted to HKD3,183 (equivalent to RMB2,713), of which HKD2,365 (equivalent to RMB2,016) was paid in 2018. As of December 31, 2019, contingent consideration with a fair value amounting to RMB697 is recorded at long-term liabilities in the consolidated balance sheets.

All the four acquisitions were using the acquisition method of accounting. Accordingly, the acquired assets and liabilities acquired were recorded at their fair value at the date of acquisition. The purchase price allocation was based on a valuation analysis that utilized and considered generally accepted valuation methodologies such as the income, market and cost approach. The Group engaged a third-party valuation firm to assist with the valuation of assets acquired and liabilities assumed in this business combination. The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determine discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Subsequent to the date of the Wang Pok and E-go acquisition, the Company re-measured the estimated fair values of the contingent consideration at each reporting date. For the years ended December 31, 2018 and  2019, the Company recorded gain of  RMB105 and loss of RMB2,510 in fair value change of financial instruments in the Company's consolidated statements of comprehensive income as a result of the Company's re-measurement of the estimated fair value of the contingent consideration at the reporting date.

The excess of the total cash consideration , fair value of contingent consideration plus the fair value of non-controlling interest over the fair value of the net identifiable assets acquired was recorded as goodwill which is not amortized and not tax deductible. The Company recorded RMB20,413 and RMB2,825 of goodwill from Wang Pok and E-GO business acquisitions , respectively. The acquisitions were not material to the consolidated financial statements for the years ended December 31, 2018 and 2019, as such pro forma results of operations are not presented. Goodwill resulted from the above acquisitions was assigned to one single reporting unit.